Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value measurements apply whenever GAAP requires or permits assets or liabilities to be measured at fair value either on a recurring or nonrecurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for an asset or liability in an orderly transaction between market participants at the measurement date. Fair value is based on the assumptions that management believes market participants would use when pricing an asset or liability. Fair value measurement and disclosure guidance established a three-level fair value hierarchy that prioritizes the use of inputs used in valuation methodologies. Management maximizes the use of observable inputs and minimizes the use of unobservable inputs when determining fair value measurements. Management reviews and updates the fair value hierarchy classifications of the Plan’s assets and liabilities on a quarterly basis. The three-level fair value hierarchy is as follows:

Level 1:	Inputs to the valuation methodology are quoted prices, unadjusted, for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and shall be used to measure fair value whenever available. A contractually binding sales price also provides reliable evidence of fair value.
Level 2:	Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; inputs to the valuation methodology include quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs to the valuation methodology that utilize model-based techniques for which all significant assumptions are observable in the market.
Level 3:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement; inputs to the valuation methodology that utilize model-based techniques for which significant assumptions are not observable in the market; or inputs to the valuation methodology that requires significant management judgment or estimation, some of which may be internally developed.
In some instances, an instrument may fall into multiple levels of the fair value hierarchy. In such instances, the instrument’s level within the fair value hierarchy is based on the lowest of the three levels (with Level 3 being the lowest) that is significant to the fair value measurement. Our assessment of the significance of an input requires judgment and considers factors specific to the instrument.
The following describes the valuation techniques and inputs used for each major class of assets measured at fair value.
Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) publicly. The mutual funds held by the Plan are deemed to be actively traded.
Common stock: Valued at the closing price reported on the New York Stock Exchange on which the individual security is traded.
Collective trust: Valued at the NAV reported by the fund on a daily basis. These are deemed to have a readily determinable fair value because the investments are equity securities in a structure similar to a mutual fund in which the fair values per unit are determined and published and are the basis for current transactions.
3. Fair Value Measurements (continued)
The following tables set forth, by level within the fair value hierarchy, the Plan’s assets at fair value:
Assets Measured at Fair Value as of December 31, 2025:

(Dollars in Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual funds	$218,450	$—	$—	$218,450
Common stock	23,795	—	—	23,795
Collective trust (a)	657,838	—	—	657,838
Total assets at fair value	$900,083	$—	$—	$900,083

Assets Measured at Fair Value as of December 31, 2024:

(Dollars in Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual funds	$503,125	$—	$—	$503,125
Common stock	27,581	—	—	27,581
Collective trust (a)	281,921	—	—	281,921
Total assets at fair value	$812,627	$—	$—	$812,627

(a) This category includes a collective trust fund that is designed to deliver safety and stability by preserving principal and accumulating earnings. This fund is primarily invested in synthetic investment contracts backed by high-credit-quality fixed income investments and traditional investments issued by insurance companies and commercial banks.
The collective trust can be transferred into a stock fund, a balanced fund, or a bond fund with an average duration of more than four years as often as the participant chooses.